Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Jun. 30, 2015
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	35,110,916	24,338,219
Common stock, shares outstanding	35,110,916	24,338,219